SUBSEQUENT EVENTS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Jan. 01, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Loans transferred as deposits		¥ 854,605
Subsequent Event
Subsequent Event [Line Items]
Loans transferred as deposits	¥ 122,000